Document and Entity Information	12 Months Ended
Aug. 20, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	T. Rowe Price Retirement Funds, Inc.
Central Index Key	0001177017
Amendment Flag	false
Document Creation Date	Jul. 31, 2013
Document Effective Date	Aug. 05, 2013
Prospectus Date	Aug. 20, 2013